Going Concern (Details)									12 Months Ended
	Mar. 08, 2024 USD ($)	Mar. 08, 2024 CNY (¥)	Oct. 26, 2023 USD ($)	Oct. 26, 2023 CNY (¥)	May 16, 2023 USD ($)	May 16, 2023 CNY (¥)	Jan. 18, 2023 USD ($)	Jan. 18, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 CNY (¥)
Liquidity [Abstract]
Net losses									$ (32,920,724)		$ (23,124,402)	$ (8,714,332)
Net cash used in operating activities									(7,282,995)		(9,573,401)	(5,233,182)
Working capital deficit									27,672,523
Total cash, cash equivalents and restricted cash decreased									(673,350)		(10,322,198)	3,650,203
Cash									1,395,945		1,655,549	$ 13,916,155
Credit facility agreement, revolving fund					$ 14,084,705	¥ 100,000,000	$ 4,225,412	¥ 30,000,000
Line of credit			$ 1,408,471	¥ 10,000,000					$ 7,042,353	¥ 50,000,000
Line of credit, interest rate							4.50%	4.50%
Minimum [Member]
Liquidity [Abstract]
Line of credit, interest rate									2.00%	2.00%
Maximum [Member]
Liquidity [Abstract]
Line of credit, interest rate									4.50%	4.50%
Subsequent Event [Member]
Liquidity [Abstract]
Debt financing arrangement	$ 14,084,705	¥ 100,000,000
Sunrise Guizhou [Member]
Liquidity [Abstract]
Line of credit			$ 2,816,941	¥ 20,000,000						¥ 50,000,000
Sunrise Tech [Member]
Liquidity [Abstract]
Line of credit | ¥										¥ 50,000,000
China Everbright Bank (“Everbright Bank”) [Member]
Liquidity [Abstract]
Net cash used in operating activities									$ 7,282,995
Total cash, cash equivalents and restricted cash decreased									(673,350)		$ (10,322,198)
Line of credit | ¥													¥ 8,540,000
Post Savings Bank of China (“Post Bank”) [Member]
Liquidity [Abstract]
Line of credit									$ 239,440				1,700,000
Shanghai Pudong Development Bank Co., Ltd. (“SPD Bank”) [Member]
Liquidity [Abstract]
Line of credit | ¥													¥ 1,202,834